ACQUISITION OF BITECH MINING (Details Narrative) - Series A Preferred Stock [Member] - shares	Mar. 31, 2022	Jun. 27, 2022
Business Acquisition [Line Items]
[custom:SharesIssuedAndOutstandingPercentage-0]		96.00%
Bitech Mining Corporation [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	94,312,250
Stock Issued During Period, Shares, Conversion of Convertible Securities	9,000,000
[custom:SharesIssuedAndOutstandingPercentage-0]	100.00%